Consolidated Statement of Equity (Deficit) (Parentheticals) - $ / shares	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Statement Of Stockholders Equity [Abstract]
Issuance of treasury stock, shares		446,501
Purchases of treasury stock, shares	152,746		84,678	44,911
Preferred Stock, Shares Authorized			60,000,000
Preferred Stock, No Par Value			$ 0	$ 0